UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(formerly, Investment Grade Income Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

December 31, 2015

Portfolio of Investments

Corporate Bonds & Notes — 26.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$660	$681,905

		$681,905

Automotive — 1.8%
Ford Motor Co., 7.45%, 7/16/31	$765	$945,906
Ford Motor Credit Co., LLC, 2.551%, 10/5/18	600	596,120
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	600	596,673
General Motors Co., 6.25%, 10/2/43	733	776,029
General Motors Financial Co., Inc., 3.10%, 1/15/19	290	289,848
General Motors Financial Co., Inc., 6.75%, 6/1/18	133	144,224
Harman International Industries, Inc., 4.15%, 5/15/25	1,127	1,082,798
Magna International, Inc., 4.15%, 10/1/25	868	885,841
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	981,250

		$6,298,689

Banks — 5.0%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,221,533
Bank of America Corp., 5.65%, 5/1/18	807	868,233
Bank of America NA, 5.30%, 3/15/17	500	520,281
Barclays PLC, 2.75%, 11/8/19	1,080	1,077,677
Branch Banking & Trust Co., 3.625%, 9/16/25	865	874,623
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	874,663
Citigroup, Inc., 4.30%, 11/20/26	698	696,496
Citigroup, Inc., 4.50%, 1/14/22	725	777,657
Citigroup, Inc., 6.625%, 6/15/32	172	203,421
Discover Bank, 3.20%, 8/9/21	950	945,181
Fifth Third Bancorp, 4.30%, 1/16/24	599	614,663
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,001,511
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	199,188
Morgan Stanley, 4.35%, 9/8/26	643	646,853
Morgan Stanley, 4.875%, 11/1/22	1,132	1,203,822
PNC Bank NA, 4.20%, 11/1/25	800	849,426
Regions Bank, 2.25%, 9/14/18	800	799,746
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	726,260
Societe Generale SA, 4.25%, 4/14/25(1)	700	662,213
Wells Fargo & Co., 3.45%, 2/13/23	1,830	1,836,683
Wells Fargo & Co., 4.10%, 6/3/26	364	367,921

		$16,968,051

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.6%
Coca-Cola Co. (The), 1.875%, 10/27/20	$1,300	$1,288,157
Constellation Brands, Inc., 4.25%, 5/1/23	775	776,937

		$2,065,094

Biotechnology — 0.7%
Amgen, Inc., 2.20%, 5/22/19	$464	$463,860
Amgen, Inc., 3.125%, 5/1/25	500	475,978
Amgen, Inc., 5.15%, 11/15/41	667	679,032
Celgene Corp., 3.55%, 8/15/22	841	850,458

		$2,469,328

Building Materials — 0.1%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$503,360

		$503,360

Chemicals — 0.6%
Eastman Chemical Co., 3.60%, 8/15/22	$970	$967,200
LYB International Finance B.V., 4.00%, 7/15/23	611	610,376
Mosaic Co., 4.25%, 11/15/23	389	385,944

		$1,963,520

Commercial Services — 0.3%
Block Financial, LLC, 4.125%, 10/1/20	$870	$881,928

		$881,928

Computers — 0.2%
Seagate HDD Cayman, 4.75%, 6/1/23	$780	$683,817

		$683,817

Diversified Financial Services — 3.1%
Ally Financial, Inc., 3.25%, 9/29/17	$975	$976,219
American Express Co., 3.625%, 12/5/24	1,162	1,139,360
American Express Credit Corp., 2.125%, 3/18/19	500	500,254
General Electric Capital Corp., 5.30%, 2/11/21	1,120	1,264,312
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300	298,485
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,310,748
International Lease Finance Corp., 6.25%, 5/15/19	722	775,247
Janus Capital Group, Inc., 4.875%, 8/1/25	964	991,262
JPMorgan Chase & Co., 3.875%, 9/10/24	642	640,120
JPMorgan Chase & Co., 5.625%, 8/16/43	178	194,479
McGraw Hill Financial, Inc., 3.30%, 8/14/20	820	828,216

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (Continued)
Navient Corp., 5.00%, 10/26/20	$725	$638,000
Synchrony Financial, 3.75%, 8/15/21	1,163	1,163,719

		$10,720,421

Educational Services — 0.2%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$616,929

		$616,929

Electric Utilities — 1.7%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$836	$848,540
Enel Finance International NV, 6.00%, 10/7/39(1)	502	563,195
Entergy Corp., 4.00%, 7/15/22	1,046	1,068,717
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	661,070
Georgia Power Co., 1.95%, 12/1/18	520	519,008
Georgia Power Co., 4.30%, 3/15/42	697	645,200
ITC Holdings Corp., 4.05%, 7/1/23	680	699,985
Trans-Allegheny Interstate Line Co., 3.85%, 6/1/25(1)	688	689,464

		$5,695,179

Electrical and Electronic Equipment — 0.4%
Flextronics International, Ltd., 4.75%, 6/15/25(1)	$788	$769,285
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	700	701,750

		$1,471,035

Foods — 0.5%
Delhaize Group SA, 5.70%, 10/1/40	$849	$875,812
Kroger Co. (The), 2.95%, 11/1/21	980	971,789

		$1,847,601

Health Services — 1.0%
Dignity Health, 3.812%, 11/1/24	$845	$860,387
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	913,656
MEDNAX, Inc., 5.25%, 12/1/23(1)	160	161,200
Tenet Healthcare Corp., 4.75%, 6/1/20	700	707,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	733,105

		$3,375,348

Household Products — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	$500	$494,588

		$494,588

Security	Principal Amount (000’s omitted)	Value

Insurance — 0.9%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$973,453
Aflac, Inc., 4.00%, 2/15/22	289	305,636
Aflac, Inc., 6.45%, 8/15/40	335	411,732
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	842,822
Principal Financial Group, Inc., 6.05%, 10/15/36	205	237,743
Prudential Financial, Inc., 6.00%, 12/1/17	344	369,581

		$3,140,967

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$707,262

		$707,262

Media — 0.5%
CCO Safari II, LLC, 4.464%, 7/23/22(1)	$1,576	$1,572,282

		$1,572,282

Mining — 0.2%
Glencore Canada Corp., 6.20%, 6/15/35	$194	$153,161
Newcrest Finance Pty. Ltd., 4.20%, 10/1/22(1)	555	465,972

		$619,133

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 4.55%, 10/1/24	$486	$446,273

		$446,273

Oil and Gas — 1.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$656,437
Anadarko Petroleum Corp., 6.95%, 6/15/19	616	673,401
Devon Energy Corp., 5.85%, 12/15/25	1,175	1,144,961
Halliburton Co., 3.375%, 11/15/22	1,040	1,024,518
Noble Energy, Inc., 3.90%, 11/15/24	787	702,127
Rowan Cos., Inc., 4.75%, 1/15/24	441	314,196
Total Capital International SA, 2.70%, 1/25/23	733	703,881

		$5,219,521

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$849,091

		$849,091

Pharmaceuticals — 1.0%
AbbVie, Inc., 2.50%, 5/14/20	$1,100	$1,090,241
AbbVie, Inc., 4.40%, 11/6/42	520	487,464

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals (Continued)
Actavis Funding SCS, 3.00%, 3/12/20	$1,122	$1,123,911
Actavis Funding SCS, 4.55%, 3/15/35	696	678,618

		$3,380,234

Pipelines — 0.5%
Energy Transfer Partners L.P., 4.90%, 2/1/24	$557	$497,435
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	431	409,951
Plains All America Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	563	492,681
Sunoco Logistics Partners Operations L.P., 4.40%, 4/1/21	482	467,684

		$1,867,751

Real Estate Investment Trusts (REITs) — 1.0%
CubeSmart L.P., 4.80%, 7/15/22	$690	$735,866
DDR Corp., 4.625%, 7/15/22	597	618,002
Essex Portfolio L.P., 3.25%, 5/1/23	805	782,333
Healthcare Realty Trust, 3.875%, 5/1/25	275	266,731
Kilroy Realty L.P., 4.375%, 10/1/25	844	856,657

		$3,259,589

Retail-Drug Stores — 0.5%
CVS Health Corp., 5.125%, 7/20/45	$820	$867,147
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,000	972,735

		$1,839,882

Retail-Specialty and Apparel — 0.8%
AutoNation, Inc., 5.50%, 2/1/20	$798	$865,263
Dollar General Corp., 4.15%, 11/1/25	502	500,022
Gap, Inc. (The), 5.95%, 4/12/21	464	491,637
Home Depot, Inc. (The), 3.35%, 9/15/25	455	465,790
Ross Stores, Inc., 3.375%, 9/15/24	333	328,401

		$2,651,113

Software — 0.5%
HP Enterprise Co., 4.90%, 10/15/25(1)	$635	$624,818
HP Enterprise Co., 6.35%, 10/15/45(1)	345	328,565
Oracle Corp., 4.50%, 7/8/44	688	693,913

		$1,647,296

Technology — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	$401	$404,386

		$404,386

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 1.1%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,016,080
Verizon Communications, Inc., 5.15%, 9/15/23	1,700	1,872,045
Verizon Communications, Inc., 6.00%, 4/1/41	685	742,224

		$3,630,349

Tobacco — 0.5%
Altria Group, Inc., 4.00%, 1/31/24	$800	$830,283
Lorillard Tobacco Co., 7.00%, 8/4/41	444	500,593
Reynolds American, Inc., 5.85%, 8/15/45	230	256,471

		$1,587,347

Utilities — 0.3%
American Water Capital Corp., 4.30%, 9/1/45	$842	$854,786

		$854,786

Total Corporate Bonds & Notes (identified cost $90,911,955)		$90,414,055

Agency Mortgage-Backed Securities — 21.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A97620, 4.50%, 3/1/41	$720	$778,749
Pool #C03490, 4.50%, 8/1/40	1,200	1,297,861
Pool #C03517, 4.50%, 9/1/40	602	651,214
Pool #C03815, 3.50%, 3/1/42	801	827,063
Pool #C09013, 3.00%, 9/1/42	911	912,006
Pool #C09031, 2.50%, 2/1/43	660	637,262
Pool #C09032, 3.50%, 2/1/43	897	924,804
Pool #E03124, 3.00%, 4/1/27	1,268	1,311,817
Pool #G04913, 5.00%, 3/1/38	1,374	1,511,552
Pool #G05958, 5.00%, 8/1/40	324	355,168
Pool #G07527, 3.00%, 10/1/43	496	496,765
Pool #G07589, 5.50%, 6/1/41	1,356	1,514,078
Pool #G08348, 5.00%, 6/1/39	350	382,963
Pool #G08596, 4.50%, 7/1/44	1,369	1,479,751
Pool #G08651, 4.00%, 6/1/45	1,599	1,691,399
Pool #G08666, 3.00%, 9/1/45	2,961	2,960,129
Pool #G08670, 3.00%, 10/1/45	1,990	1,988,671
Pool #G18176, 5.00%, 4/1/22	117	125,235
Pool #G18309, 4.50%, 5/1/24	281	300,115
Pool #G18544, 2.50%, 3/1/30	847	855,777

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #G18566, 3.50%, 8/1/30	$1,511	$1,582,885
Pool #G60173, 4.00%, 7/1/45	1,925	2,043,589
Pool #Q00285, 4.50%, 4/1/41	877	948,861
Pool #Q21661, 3.50%, 9/1/43	652	672,337
Pool #Q26812, 4.00%, 6/1/44	1,703	1,801,387
Pool #Q34764, 3.50%, 7/1/45	1,682	1,733,031
Pool #Q34966, 4.00%, 7/1/45	1,410	1,491,404

		$31,275,873

Federal National Mortgage Association:
30-Year, 3.50%, TBA(3)	$10,000	$10,316,705
Pool #735415, 6.50%, 12/1/32	387	445,983
Pool #889982, 5.50%, 11/1/38	113	126,162
Pool #890397, 3.50%, 12/1/26	89	93,860
Pool #890427, 3.50%, 4/1/42	1,694	1,752,040
Pool #929009, 6.00%, 1/1/38	331	374,059
Pool #995203, 5.00%, 7/1/35	39	42,944
Pool #AB4827, 3.50%, 4/1/42	492	508,743
Pool #AB6633, 3.50%, 10/1/42	292	301,809
Pool #AC8540, 4.50%, 12/1/24	168	179,296
Pool #AE0481, 5.00%, 9/1/40	1,453	1,601,163
Pool #AE0949, 4.00%, 2/1/41	498	527,733
Pool #AE0971, 4.00%, 5/1/25	349	369,750
Pool #AE7535, 4.00%, 10/1/40	439	465,668
Pool #AE9757, 4.00%, 12/1/40	97	102,916
Pool #AH0944, 4.00%, 12/1/40	1,146	1,216,922
Pool #AH1559, 4.00%, 12/1/40	189	200,086
Pool #AH3575, 4.50%, 1/1/41	352	381,441
Pool #AH3804, 4.00%, 2/1/41	898	952,940
Pool #AH6827, 4.00%, 3/1/26	460	488,833
Pool #AH9055, 4.50%, 4/1/41	697	755,815
Pool #AK3264, 3.00%, 2/1/27	332	342,854
Pool #AK6759, 3.50%, 3/1/42	1,557	1,608,634
Pool #AL2551, 3.50%, 10/1/42	378	391,662
Pool #AL3865, 3.50%, 7/1/43	95	98,152
Pool #AL6838, 4.00%, 4/1/43	1,401	1,486,583
Pool #AO4647, 3.50%, 6/1/42	661	683,099
Pool #AP2133, 3.50%, 8/1/42	337	348,321
Pool #AS0304, 3.00%, 8/1/43	604	605,370
Pool #AS4421, 4.00%, 2/1/45	1,165	1,237,298
Pool #AS5332, 4.00%, 7/1/45	2,000	2,123,420
Pool #AS5783, 2.50%, 9/1/30	1,291	1,302,960
Pool #MA0956, 4.00%, 1/1/42	2,095	2,221,481
Pool #MA1003, 3.50%, 3/1/42	1,220	1,260,691
Pool #MA1060, 2.50%, 5/1/27	1,072	1,086,567
Pool #MA1438, 2.50%, 5/1/28	1,093	1,106,695

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #MA2357, 3.50%, 8/1/45	$1,221	$1,245,153
Pool #MA2389, 3.50%, 9/1/35	1,034	1,078,227
Pool #MA2486, 3.50%, 12/1/30	2,320	2,437,391

		$41,869,426

Government National Mortgage Association:
Pool #MA2524, 5.00%, 1/20/45	$1,529	$1,670,711

		$1,670,711

Total Agency Mortgage-Backed Securities (identified cost $74,601,522)		$74,816,010

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$661	$730,000

Total Collateralized Mortgage Obligations (identified cost $734,073)		$730,000

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$49	$49,010
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	875,785
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(4)	740	743,963
Series 2006-5, Class AM, 5.448%, 9/10/47	130	132,488
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	380	387,534
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	413	417,470
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	399,785
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	747,527
Commercial Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	462	470,683
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	170,759
Series 2013-CR11, Class C, 5.17%, 10/10/46(1)(4)	500	523,216
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	531,898
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	564,653
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	255,464

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Commercial Mortgage Trust (continued)
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	$670	$681,859
Series 2015-LC19, Class C, 4.263%, 2/10/48(4)	700	675,137
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3, 5.467%, 9/15/39	355	358,706
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	136	135,966
Extended Stay America Trust
Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(4)	750	753,822
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	300,987
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.661%, 8/15/47(1)(4)	675	565,771
Series 2014-C22, Class D, 4.561%, 9/15/47(1)(4)	500	399,941
Series 2014-C23, Class D, 3.96%, 9/15/47(1)(4)	250	201,399
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	303	306,856
Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,429	1,454,071
Series 2006-LDP7, Class A4, 5.909%, 4/15/45(4)	156	156,049
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	352	354,220
Series 2011-C5, Class A3, 4.171%, 8/15/46	850	909,279
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	217,518
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	245	248,829
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	436	444,084
Series 2007-IQ15, Class A4, 5.917%, 6/11/49(4)	773	803,252
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	985,627
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.534%, 5/10/45(1)(4)	850	863,626
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	475	482,287
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.612%, 11/15/43(1)(4)	500	537,355
Series 2015-LC22, Class C, 4.539%, 9/15/58(4)	900	860,315
Series 2015-SG1, Class C, 4.471%, 12/15/47(4)	1,500	1,425,590
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	80	80,307

Total Commercial Mortgage-Backed Securities (identified cost $20,826,668)		$20,473,088

Asset-Backed Securities — 8.5%

Security	Principal Amount (000’s omitted)	Value

Automotive — 4.6%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class B, 1.52%, 1/8/19	$353	$351,682
Series 2015-3, Class A2A, 1.07%, 1/8/19	3,000	2,992,394
Avis Budget Rental Car Funding LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	455,274
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	923,853
Series 2014-1A, Class B, 2.96%, 7/20/20(1)	365	360,897
BMW Vehicle Owner Trust
Series 2014-A, Class A2, 0.53%, 4/25/17	268	267,420
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	253	252,563
CarMax Auto Owner Trust
Series 2013-1, Class A3, 0.60%, 10/16/17	54	53,802
Series 2015-3, Class A2A, 1.10%, 11/15/18	725	723,360
Enterprise Fleet Financing LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	498,321
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	363,374
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	1,731	1,728,596
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	475,050
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class B, 1.40%, 2/15/19	740	739,330
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	772,375
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	567,726
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	500	499,145
Nissan Auto Lease Trust
Series 2014-B, Class A2A, 0.73%, 4/17/17	621	619,988
Santander Drive Auto Receivables Trust
Series 2013-5, Class B, 1.55%, 10/15/18	807	807,158
Series 2014-4, Class A2A, 0.67%, 1/16/18	353	353,305
Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,001,811
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A2, 0.51%, 2/15/17	322	321,378
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	449,291

		$15,578,093

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 0.4%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,215,418

		$1,215,418

Machinery — 0.2%
CNH Equipment Trust
Series 2014-C, Class A2, 0.63%, 12/15/17	$766	$765,113

		$765,113

Other — 2.1%
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$824	$817,110
GE Equipment Midticket LLC
Series 2014-1, Class A2, 0.64%, 4/24/17	645	643,780
Leaf II Receivables Funding LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	547,312
MVW Owner Trust
Series 2015-1A, Class A, 2.52%, 12/20/32(1)	1,102	1,087,238
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,239,165
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	167	165,854
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	539	533,202
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	599	597,719
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	694,997
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,047	1,024,900

		$7,351,277

Single Family Home Rental — 1.2%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.101%, 6/17/31(1)(5)	$1,000	$970,983
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.701%, 9/17/31(1)(5)	850	837,228
Colony American Homes
Series 2014-1A, Class C, 2.201%, 5/17/31(1)(5)	915	890,572
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	689	676,383

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental (Continued)
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.568%, 12/17/30(1)(5)	$350	$340,178
Series 2014-SFR1, Class D, 2.951%, 6/17/31(1)(5)	500	494,172

		$4,209,516

Total Asset-Backed Securities (identified cost $29,316,402)		$29,119,417

Foreign Government and Agency Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$528,360

		$528,360

Mexico — 0.4%
Government of Mexico, 3.60%, 1/30/25	$500	$488,500
Government of Mexico, 4.00%, 10/2/23	790	802,245

		$1,290,745

Sweden — 0.2%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(6)	$600	$594,624

		$594,624

Total Foreign Government and Agency Securities (identified cost $2,418,075)		$2,413,729

U.S. Treasury Obligations — 34.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$7,950	$8,928,192
U.S. Treasury Bond, 3.875%, 8/15/40	14,140	16,504,717
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(7)	13,820	14,367,652
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(7)	7,552	8,580,612
U.S. Treasury Note, 0.625%, 10/15/16	2,870	2,867,701
U.S. Treasury Note, 1.50%, 5/31/19	9,350	9,362,034
U.S. Treasury Note, 2.00%, 4/30/16	12,930	12,999,214
U.S. Treasury Note, 2.625%, 8/15/20	8,370	8,699,577
U.S. Treasury Note, 3.50%, 2/15/18	33,125	34,800,396

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 4.625%, 2/15/17	$2,000	$2,083,798

Total U.S. Treasury Obligations (identified cost $119,825,739)		$119,193,893

Preferred Securities — 0.3%

Security	Shares	Value

Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.99%(1)(5)	1.30	$228,334

		$228,334

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-cumulative)(6)(8)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,028,459

Interest Rate Swaptions Purchased — 0.0%(2)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$24,852
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	6,324
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	10,200	59,301
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	63,380

Total Interest Rate Swaptions Purchased (identified cost $956,542)				$153,857

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.37%(10)	$14,703	$14,702,843

Total Short-Term Investments (identified cost $14,702,843)		$14,702,843

Total Investments — 103.0% (identified cost $356,572,432)		$353,045,351

Other Assets, Less Liabilities — (3.0)%		$(10,361,353)

Net Assets — 100.0%		$342,683,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $36,721,035 or 10.7% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2015.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2015.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Non-income producing security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015.

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Statement of Assets and Liabilities

Assets	December 31, 2015
Unaffiliated investments, at value (identified cost, $341,869,589)	$338,342,508
Affiliated investment, at value (identified cost, $14,702,843)	14,702,843
Cash	63,967
Restricted cash*	176,719
Interest receivable	2,436,594
Interest receivable from affiliated investment	3,732
Receivable for investments sold	620,536
Receivable for forward sale commitments	10,778,906
Securities lending income receivable	401
Receivable from affiliate	312
Total assets	$367,126,518

Liabilities
Cash collateral due to brokers	$176,719
Payable for investments purchased	2,958,199
Payable for forward purchase commitment	21,082,031
Payable to affiliates:
Investment adviser fee	124,617
Trustees’ fees	3,350
Accrued expenses	97,604
Total liabilities	$24,442,520
Net Assets applicable to investors’ interest in Portfolio	$342,683,998

Sources of Net Assets
Investors’ capital	$346,211,079
Net unrealized depreciation	(3,527,081)
Total	$342,683,998

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Statement of Operations

Investment Income	Year Ended December 31, 2015
Interest (net of foreign taxes, $548)	$6,446,132
Dividends	27,685
Securities lending income, net	12,042
Interest allocated from affiliated investment	17,471
Expenses allocated from affiliated investment	(1,111)
Total investment income	$6,502,219

Expenses
Investment adviser fee	$1,168,185
Trustees’ fees and expenses	13,417
Custodian fee	86,668
Legal and accounting services	72,701
Miscellaneous	11,663
Total expenses	$1,352,634
Deduct —
Allocation of expenses to affiliate	$54,529
Reduction of custodian fee	8
Total expense reductions	$54,537

Net expenses	$1,298,097

Net investment income	$5,204,122

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,764,554)
Investment transactions allocated from affiliated investment	13
Financial futures contracts	(78,446)
Net realized loss	$(1,842,987)
Change in unrealized appreciation (depreciation) —
Investments	$(4,171,780)
Financial futures contracts	60,551
Net change in unrealized appreciation (depreciation)	$(4,111,229)

Net realized and unrealized loss	$(5,954,216)

Net decrease in net assets from operations	$(750,094)

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$5,204,122	$4,704,681
Net realized gain (loss) from investment transactions and financial futures contracts	(1,842,987)	1,929,310
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,111,229)	2,952,583
Net increase (decrease) in net assets from operations	$(750,094)	$9,586,574
Capital transactions —
Contributions	$148,178,748	$75,604,548
Withdrawals	(19,282,676)	(48,352,922)
Net increase in net assets from capital transactions	$128,896,072	$27,251,626

Net increase in net assets	$128,145,978	$36,838,200

Net Assets
At beginning of year	$214,538,020	$177,699,820
At end of year	$342,683,998	$214,538,020

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2015		2014		2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.57%
Net investment income	2.00%		2.47%		2.48%		2.93%		3.39%
Portfolio Turnover	159	%(3)	134	%(3)	107%		113%		100%

Total Return	0.04%		5.27%		(1.04)%		5.12%		7.34%

Net assets, end of year (000’s omitted)	$342,684		$214,538		$177,700		$114,900		$129,707

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the years ended December 31, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would have been lower.

(3)	Includes the effect of To-Be-Announced (TBA) transactions.

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2015, Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 59.2%, 26.4% and 14.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

28

Core Bond Portfolio

December 31, 2015

Notes to Financial Statements — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of

29

Core Bond Portfolio

December 31, 2015

Notes to Financial Statements — continued

$1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2015, the Portfolio’s investment adviser fee amounted to $1,168,185 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $54,529 of the Portfolio’s operating expenses for the year ended December 31, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the year ended December 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$116,797,788	$91,910,653
U.S. Government and Agency Securities	404,084,213	324,537,071

	$520,882,001	$416,447,724

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$358,440,866

Gross unrealized appreciation	$1,298,275
Gross unrealized depreciation	(6,693,790)

Net unrealized depreciation	$(5,395,515)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2015, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

30

Core Bond Portfolio

December 31, 2015

Notes to Financial Statements — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at December 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions purchased	$153,857	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of December 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$24,852	$—	$—	$(6,719)	$18,133
Wells Fargo Bank, N.A.	129,005	—	—	(129,005)	—

	$153,857	$—	$—	$(135,724)	$18,133

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Financial futures contracts	$(78,446	)(1)	$60,551	(2)
Interest rate swaptions purchased	(508,768	)(3)	(264,499	)(4)

Total	$(587,214)		$(203,948)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

31

Core Bond Portfolio

December 31, 2015

Notes to Financial Statements — continued

(3)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amounts of derivative contracts outstanding during the year ended December 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Interest Rate Swaptions Purchased

$549,000	$325,000	$25,215,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2015.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. During the year ended December 31, 2015, cash collateral was invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), an affiliated investment company managed by EVM. Although not a registered money market mutual fund, Cash Collateral Fund conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. The Portfolio earned interest on the amount invested in Cash Collateral Fund but it paid (and at times received from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the year ended December 31, 2015 amounted to $2,191.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2015, the Portfolio had no securities on loan.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Core Bond Portfolio

December 31, 2015

Notes to Financial Statements — continued

At December 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$90,414,055	$—	$90,414,055
Agency Mortgage-Backed Securities	—	74,816,010	—	74,816,010
Collateralized Mortgage Obligations	—	730,000	—	730,000
Commercial Mortgage-Backed Securities	—	20,473,088	—	20,473,088
Asset-Backed Securities	—	29,119,417	—	29,119,417
Foreign Government and Agency Securities	—	2,413,729	—	2,413,729
U.S. Treasury Obligations	—	119,193,893	—	119,193,893
Preferred Securities	—	228,334	800,125	1,028,459
Interest Rate Swaptions Purchased	—	153,857	—	153,857
Short-Term Investments	—	14,702,843	—	14,702,843

Total Investments	$—	$352,245,226	$800,125	$353,045,351

*	None of the unobservable inputs for level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of level 3 assets for the year ended December 31, 2015 is not presented. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

9  Name Change

Effective May 1, 2015, the name of Core Bond Portfolio was changed from Investment Grade Income Portfolio.

33

Core Bond Portfolio

December 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio (formerly, Investment Grade Income Portfolio):

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the “Portfolio”), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Core Bond Portfolio as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 19, 2016

34

Eaton Vance

Core Bond Fund

December 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Core Bond Fund

December 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Thomas H. Luster 1962	President of the Portfolio	2002	Vice President of EVM and BMR.

36

Eaton Vance

Core Bond Fund

December 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2014 and December 31, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/14	12/31/15
Audit Fees	$42,510	$46,685
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,590	$19,148
All Other Fees(3)	$0	$0

Total	$61,100	$65,833

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2014 and December 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/14	12/31/15
Registrant	$18,590	$19,148
Eaton Vance(1)	$99,750	$56,434

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 12, 2016

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 12, 2016